BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2018
Bayer aluminum production line
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	January 1,
	2015	2016
Assets
Property, plant and equipment	328,354	328,354

Liabilities
Other payables and accrued expenses	1,488	1,488

Net assets	326,866	326,866
Difference recognized in equity	—	11,418
		338,284

Cash		161,962
Carrying values of assets disposed of		176,322

Total purchase consideration		338,284

Pseudoboehmite and activated silicon powder production lines
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	July 5,
	2015	2016
Assets
Property, plant and equipment	29,966	28,860

Liabilities
Other payables and accrued expenses	2,503	—

Net assets	27,463	28,860
Difference recognized in equity		14,201
		43,061

Cash		43,061

Total purchase consideration		43,061

Chinalco Shanghai
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	September 9,
	2015	2016
Assets
Property, plant and equipment	414,766	494,725
Land use rights	742,771	731,967
Inventories	22	15
Other current assets	916	1,425
Restricted cash and time deposits	51,500	70,500
Cash and cash equivalents	1,156	2,164

Liabilities
Interest bearing loans and borrowings	241,118	330,549
Trade and notes payables	147	29
Other payables and accrued expenses	1,598	1,951

Net assets	968,268	968,267
Non-controlling interests		387,307
Net assets acquired		580,960
Difference recognized in equity		1,532,801

		2,113,761

Satisfied by cash		2,113,761

Total purchase consideration		2,113,761

Xinghua Technology
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	December 23,
	2015	2016
Assets
Property, plant and equipment	978,596	1,134,185
Land use rights	—	8,339
Other non-current assets	1,474	8,334
Trade and notes receivables	2,423	5,471
Inventories	164,262	170,986
Other current assets	89,626	86,283
Restricted cash and time deposits	15,000	184,060
Cash and cash equivalents	1,910	19,828

Liabilities
Interest bearing loans and borrowings (non-current)	34,086	14,909
Other non-current liabilities	47,900	43,921
Interest bearing loans and borrowings (current)	338,393	354,181
Trade and notes payables	230,235	484,755
Other payables and accrued expenses	329,184	398,239
Income tax payable	—	9,919

Net assets	273,493	311,562
Non-controlling interests		105,931
Net assets acquired		205,631
Difference recognized in equity		309,890

		515,521

Satisfied by cash		515,521

Total purchase consideration		515,521

Qingdao Light Metal
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	December 29,
	2016	2017
Assets
Investment properties	10,742	10,425
Property, plant and equipment	290,579	278,309
Land use rights	20,722	20,195
Inventories	29,446	49,489
Other current assets	2,934	3,978
Trade and notes receivables	29,748	98,957
Cash and cash equivalents	5,688	10,924

Liabilities
Trade and notes payables	64,900	97,681
Other payables and accrued expenses	10,641	66,042
Interest-bearing loans and borrowings	167,000	167,000

Net assets	147,318	141,554
Other equity instruments	138,670	138,670

	8,648	2,884

Difference recognized in equity		158,848

Total purchase consideration		161,732

Shanxi Aluminum Sewage Treatment Plant
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	December 28,
	2016	2017
Assets
Property, plant and equipment	52,001	48,995

Liabilities
Other payables and accrued expenses	—	—

Net assets	52,001	48,995
Difference recognized in equity	—	1,063

Total purchase consideration		50,058

Yinxing Power
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

August 31, 2017
Fair value
Assets
Property, plant and equipment	3,594,970
Land use rights	31,833
Intangible assets	188
Other current assets	312,840
Inventories	35,349
Trade and notes receivables	162,093
Cash and cash equivalents	255,152

Liabilities
Deferred tax liabilities	(40,706)
Interest-bearing loans and borrowings	(2,514,800)
Other payables and accrued expenses	(186,782)
Trade and notes payables	(800,438)

Net assets	849,699

Non-controlling interests	416,353

Net assets acquired	433,346

Goodwill	—

Satisfied by cash	—

Summary of equity interest acquired before acquisition

August 31, 2017

Initial investment cost	316,200

Investment income recognized under the equity method	(494)

The book value of the investment in 51% equity of Yinxing Power on the merger date	315,706

The fair value of the investment in 51% equity of Yinxing Power on the merger date (Note)	433,346

Gain on previously held equity interest remeasured at acquisition-date fair value	117,640

Summary of analysis of cash flows in respect of acquisition

RMB’000

Cash consideration	—
Cash and bank balances acquired	255,152

Net inflow of cash and cash equivalents included in cash flows from investing activities	255,152

Schedule of operating results and cash flows since the merger date to the end of the year

RMB’000

Revenue	578,117
Profit for the period	96,756
Net cash flows	36,024

Guizhou Huaren
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

January 1, 2018
Fair value
Assets
Property, plant and equipment	2,194,095
Intangible assets	137
Land use rights	109,320
Other current assets	353,655
Inventories	220,718
Trade and notes receivables	250
Restricted cash	324,030
Cash and cash equivalents	673,587
Liabilities
Deferred tax liabilities	(58,299)
Interest-bearing loans and borrowings	(1,680,000)
Contract liabilities	(2,562)
Other payables and accrued expenses	(345,562)
Trade and notes payables	(464,454)

Net assets	1,324,915

Non-controlling interests	794,949

Share of net assets acquired	529,966

Goodwill	—

Satisfied by:
Cash	—
Fair value of previously held equity interest	529,966
529,966

Summary of equity interest acquired before acquisition

January 1, 2018
Initial investment cost	480,000

Share of loss accumulated under the equity method	(18,347)

Book value of the investment in 40% equity of Guizhou Huaren on the acquisition date	461,653

Fair value of the investment in 40% equity of Guizhou Huaren on the acquisition date (Note)	529,966

Gain on previously held equity interest remeasured at acquisition-date fair value	68,313

Summary of analysis of cash flows in respect of acquisition

RMB'000
Cash consideration	—
Cash and bank balances acquired	673,587

Net inflow of cash and cash equivalents included in cash flows from investing activities	673,587

Schedule of operating results and cash flows since the merger date to the end of the year

RMB’000
Revenue	4,282,882

Profit for the period	34,639

Net cash out flows	(490,684)

Shanxi Zhongrun
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

January 1, 2018
Fair value
Assets
Property, plant and equipment	2,292,483
Intangible assets	749
Other current assets	215,575
Inventories	15,473
Trade and notes receivables	4,135
Cash and cash equivalents	2,173,062

Liabilities
Deferred tax liabilities	(41,581)
Interest-bearing loans and borrowings	(3,485,852)
Other payables and accrued expenses	(37,789)
Trade and notes payables	(13,778)

Net assets	1,122,477

Non-controlling interests	673,486

Share of net assets acquired	448,991

Goodwill	—

Satisfied by:
Cash	—
Fair value of previously held equity interest	448,991

448,991

Summary of equity interest acquired before acquisition

January 1, 2018
Initial investment cost	400,184

Share of loss accumulated under the equity method	(6,553)

Book value of the investment in 40% equity of Shanxi Zhongrun on the acquisition date	393,631

Fair value of the investment in 40% equity of Shanxi Zhongrun on the acquisition date (Note)	448,991

Gain on previously held equity interest remeasured at acquisition-date fair value	55,360

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

Summary of analysis of cash flows in respect of acquisition

RMB’000
Cash consideration	—
Cash and bank balances acquired	2,173,062

Net inflow of cash and cash equivalents included in cash flows from investing activities	2,173,062

Schedule of operating results and cash flows since the merger date to the end of the year	The operating results and cash flows of Shanxi Zhongrun since the acquisition date to December 31, 2018 are as follows:

RMB’000
Revenue	645,214
Profit for the period	817
Net cash out flows	(2,137,166)

Shanxi Huaxing
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

December 6, 2018
Fair value
Assets
Property, plant and equipment	7,327,807
Intangible assets	728,067
Land use right	348,901
Deferred tax assets	8,094
Other non-current assets	60,336
Other current assets	102,396
Inventories	865,418
Trade and notes receivables	44,706
Restricted cash	203,350
Cash and cash equivalents	81,344

Liabilities
Deferred tax liabilities	(722,349)
Interest-bearing loans and borrowings	(1,743,036)
Other non-current liabilities	(239,998)
Contract liabilities	(617,827)
Other payables and accrued expenses	(686,024)
Trade and notes payables	(1,594,724)

Net assets	4,166,461

Non-controlling interests	—

Share of net assets acquired	4,166,461

Goodwill	1,163,949

Satisfied by:
Cash	2,665,205
Fair value of previously held equity interest	2,665,205

5,330,410

Summary of equity interest acquired before acquisition

December 6, 2018
Initial investment cost	2,351,479

Share of loss accumulated under the equity method	(77,309)

Share of changes in reserves under the equity method	11,166

Cash dividends declared	(236,556)

Book value of the investment in 50% equity of Shanxi Huaxing on the acquisition date	2,048,780

Fair value of the investment in 50% equity of Shanxi Huaxing on the acquisition date (Note)	2,665,205

Gain on previously held equity interest remeasured at acquisition-date fair value	616,425

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

Summary of analysis of cash flows in respect of acquisition

RMB’000
Cash consideration	(2,665,205)
Cash and bank balances acquired	81,344

Net outflow of cash and cash equivalents included in cash flows from investing activities	(2,583,861)

Schedule of operating results and cash flows since the merger date to the end of the year

RMB’000
Revenue	415,509
Profit for the period	110,917
Net cash out flows	(434)

Shandong Aluminum Carbon Plant
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	August 31,
	2017	2018
Assets

Property, plant and equipment	24,393	23,845
Inventories	51,104	46,150
Other current assets	418	411
Trade and notes receivables	23,052	44,522
Cash and cash equivalents	34,354	—

Liabilities
Trade and notes payables	(12,235)	(24,011)
Contract liabilities	—	(1,432)
Other payables and accrued expenses	(38,415)	(1,542)

Net assets	82,671	87,943

Difference recognized in equity		58,319

Total purchase consideration		146,262

Pingguo Aluminum Carbon Plant
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	August 30,
	2017	2018
Assets
Property, plant and equipment	35,201	127,315
Trade and notes receivables	12,143	—
Inventories	90,581	71,264

Liabilities
Trade and notes payables	(69,521)	(117,749)

Net assets	68,404	80,830
Difference recognized in equity		11,218

Total purchase consideration		92,048

Red Cliff Carbon Co., Ltd
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	August 30,
	2017	2018
Assets
Property, plant and equipment	271,604	379,618
Land use rights	26,124	25,731
Deferred tax assets	3,325	3,325
Inventories	59,035	65,440
Other current assets	11,095	18,608
Trade and notes receivables	32,880	53,392
Restricted Cash	15,700	—
Cash and cash equivalents	50,545	16,258

Liabilities
Interest-bearing loans and borrowings	(228,500)	(233,000)
Contract liabilities	—	(1,816)
Trade and notes payables	(46,702)	(56,970)
Other payables and accrued expenses	(51,595)	(52,114)
Income tax payable	(2,927)	—
Other non-current liabilities	(69,640)	(65,901)

Net assets	70,944	152,571
Non-controlling interests	(15,856)	(34,100)
Difference recognized in equity		83,497

Total purchase consideration		201,968

East Light Logistics
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31,	September 17,
	2017	2018
Assets
Property, plant and equipment	2,901	3,839
Inventories	127	2,207
Other current assets	200	608
Trade and notes receivables	6,704	6,828
Cash and cash equivalents	281	403

Liabilities
Trade and notes payables	(2,062)	(4,647)
Contract liabilities	—	(1,504)
Income tax payable	(130)	—
Other payables and accrued expenses	(1,323)	(2,065)

Net assets	6,698	5,669

Non-controlling interests	(3,281)	(2,778)

Net assets acquired		2,891

Difference recognized in equity		413

Total purchase consideration		3,304